Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of concentration of total net revenue
	Year ended December 31,
	2020	% of sales	2021	% of sales	2022	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	504,489	15.4%	451,840	15.0%	497,143	19.6%
Aeon Life Insurance Co., Ltd. (“Aeon”).	560,341	17.1%	437,132	14.5%	*	*
Huaxia Life Insurance Company Limited (“Huaxia”)	606,581	18.6%	323,800	10.7%	*	*
Evergrande Life Insurance Co., Ltd. (“Evergrande”)	339,567	10.4%	*	*	*	*
Subtotal	2,010,978	61.5%	1,212,772	40.2%	497,143	19.6%

*	represented less than 10% of total net revenues for the year.

Schedule of concentration of accounts receivable
	As of December 31,
	2021	%	2022	%
	RMB		RMB
Sinatay	186,289	31.1%	124,847	23.4%
Greatwall Life Insurance Co., Ltd	*	*	85,616	16.0%
Subtotal	186,289	31.1%	210,463	39.4%

*	represented less than 10% of accounts receivable as of the year end.